Linde Hansen Contrarian Value Fund
RISK/RETURN
Investment Objective.
The primary investment objective of the Linde Hansen Contrarian Value Fund (the “Fund”) is long-term growth of capital, with income as a secondary objective.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Linde Hansen Contrarian Value Fund	Linde Hansen Contrarian Value Fund Class A Shares	Linde Hansen Contrarian Value Fund Class C Shares	Linde Hansen Contrarian Value Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none	none
Maximum Deferred Sales Charge (Load)	1.00%	1.00%	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Linde Hansen Contrarian Value Fund		Linde Hansen Contrarian Value Fund Class A Shares	Linde Hansen Contrarian Value Fund Class C Shares	Linde Hansen Contrarian Value Fund Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.87%	1.87%	1.87%
Total Annual Fund Operating Expenses		3.12%	3.87%	2.87%
Fee Waiver/Expense Reimbursement		1.72%	1.72%	1.72%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.40%	2.15%	1.15%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Linde, Hansen & Co., LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs, taxes or extraordinary expenses) for the Fund do not exceed1.40%, 2.15 % and 1.15%, of the Fund's average net assets, for Class A, Class C and Class I shares, respectively, through March 31, 2013, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Advisor is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Linde Hansen Contrarian Value Fund (USD $)	1 Year	3 Years
Linde Hansen Contrarian Value Fund Class A Shares	761	1,287
Linde Hansen Contrarian Value Fund Class C Shares	319	1,026
Linde Hansen Contrarian Value Fund Class I Shares	118	729

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

In order to accomplish the Fund’s objectives, the Advisor will use its disciplined, contrarian value strategy to invest in equities (primarily common stock, but the Fund may also invest in American Depository Receipts (ADRs), preferred stock and/or other securities convertible into common stock), traded on U.S. based exchanges; building concentrated, long-only portfolios. The Advisor will not buy any securities on exchanges located outside of the United States. The Advisor will not sell common stock short nor will it use derivatives as part of its strategy.

The Advisor believes owning undervalued securities of companies expected to realize an improving trend in profitability will, over time, generate strong real-returns and control risk. The Advisor targets for initial purchase the securities of companies traded on U.S. based exchanges with an equity market capitalization of $200 million or larger. The Advisor places no limits with regard to capitalization exposure.

The Advisor, LindeHansen, is a contrarian, value-oriented, bottom-up, fundamental research investment manager. LindeHansen strives to identify situations where the common stock price is not currently reflecting the true earnings potential of the underlying company. Generally these situations arise when a company has fallen upon financial adversity and the consensus agrees that recovery is unlikely. This creates an opportunity for LindeHansen to identify changes occurring at the company or within the industry (catalysts) that it believes will enable profitability to return to normal levels. The Advisor’s investment process enables it to take positions in these companies - contrary to consensus thought - when detailed analysis supports the case.

Its investment process begins with proprietary screens designed to identify undervalued equity securities traded on U.S. based exchanges. Those equities that are attractive from a valuation basis become candidates for further research. Should a value-enhancing catalyst or “special situation” (for example, new management, restructuring, reorganization, acquisition, divestiture, new product, consolidation, deregulation, re-regulation, reversal of supply/demand imbalances) be identified for an individual company, in-depth fundamental research is then performed to validate the catalyst and to derive forecasts for earnings and trends in return on invested capital (ROIC), return on assets (ROA) and return on equity (ROE). Those equities with strong value-enhancing catalysts, the potential for an improving trend in ROIC and deemed to have adequate total return potential are included in the portfolio.

All portfolio holdings are continuously monitored and evaluated based upon their progress relative to LindeHansen’s expectations for earnings growth and improving profitability. Portfolio positions may be sold when the Advisor determines that the investment has reached its full value, profitability expectations have been met, the initial reason for owning is no longer valid, an unexpected change in the business or industry causes the initial investment thesis to change with negative implications, a better investment opportunity arises or a position weighting needs to be downsized for portfolio management reasons.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

  General Risks. There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

  Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

  Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

  Non-Diversified Portfolio Risk. The Fund is “non-diversified,” and thus invests its assets in a smaller number of companies than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

  Foreign (Non-U.S.) Securities Risk. Investments in foreign securities (including American Depository Receipts, or ADRs) carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

  Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

  Large Capitalization Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

  Mid-Capitalization Company Risk.  The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investments.

  Risks of Investing in a Managed Fund. The investment decisions of the Fund’s Advisor may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

  Limited Operating History. Each of the Fund and the Advisor is a new enterprise with little or no operating history. Accordingly, the Fund has no performance history for investors to evaluate. In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale. The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7933.